ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2025
Environmental Matters [Abstract]
Disclosure For Environment Related Expense Explanatory [Text Block]
NOTE 21. ENVIRONMENTAL MATTERS

Environment management

For Arauco, sustainability means management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. It is the environmental department and each of its specialists that ensure these guidelines are met and are put into practice in everyday company operations.

All Arauco’s production units have certified environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all Arauco’s business units.

These investments are reflected in the consolidated financial statements as property, plant and equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of December 31, 2025 and 2024 Arauco had made and / or had committed the following disbursements in major environmental projects:

12-31-2025		Disbursements undertaken 2025				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of Project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitución S.A.	Waste management and circular economy	Finished	3,241	Assets	Properties, plants and equipments	-	2025
Celulosa Arauco y Constitución S.A.	Water management and wastewater treatment	Finished	1,692	Assets	Properties, plants and equipments	-	2025
Celulosa Arauco y Constitución S.A.	Emissions, environmental monitoring, and control	In process	-	Assets	Properties, plants and equipments	511	2026
Celulosa Arauco y Constitución S.A.	Emissions, environmental monitoring, and control	In process	17,743	Expense	Operating costs	-	2026
Celulosa Arauco y Constitución S.A.	Waste management and circular economy	In process	13,811	Expense	Operating costs	-	2026
Arauco Argentina S.A.	Water management and wastewater treatment	In process	636	Assets	Properties, plants and equipments	455	2026
Arauco Celulose do Brasil S.A.	Biodiversity and ecosystem conservation	In process	441	Expense	Operating costs	826	2026
Arauco Celulose do Brasil S.A.	Environmental emergencies and safety	In process	97	Expense	Operating costs	510	2026
Arauco do Brasil S.A.	Environmental emergencies and safety	Finished	228	Assets	Properties, plants and equipments	-	2025
Forestal Arauco S.A.	Biodiversity and ecosystem conservation	In process	1,326	Expense	Operating costs	1,031	2026
Forestal Arauco S.A.	Education, Certification and ESG Governance	In process	470	Expense	Operating costs	449	2026
Forestal Arauco S.A.	Water management and wastewater treatment	In process	315	Expense	Operating costs	283	2026
Maderas Arauco S.A.	Water management and wastewater treatment	In process	434	Expense	Operating costs	36	2026
Celulosa y Energía Punta Pereira S.A.	Waste management and circular economy	In process	3,750	Assets	Properties, plants and equipments	-	2026
Celulosa y Energía Punta Pereira S.A.	Renewable energy and energy efficiency	Finished	300	Assets	Properties, plants and equipments	-	2025
Arauco Industria de México, S.A. de C.V.	Emissions, environmental monitoring, and control	In process	97	Expense	Operating costs	372	2026
Arauco Industria de México, S.A. de C.V.	Waste management and circular economy	In process	256	Expense	Operating costs	500	2026
Arauco Industria de México, S.A. de C.V.	Water management and wastewater treatment	In process	1,907	Assets	Properties, plants and equipments	78	2026
Arauco North America, Inc	Emissions, environmental monitoring, and control	In process	93	Assets	Properties, plants and equipments	211	2026
		TOTAL	46,837			5,262

12-31-2024		Disbursements undertaken 2024				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of Project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	In process	104	Assets	Properties, plants and equipments	1,222	2025
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	-	Assets	Properties, plants and equipments	511	2025
Celulosa Arauco y Constitución S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	2,516	Assets	Properties, plants and equipments	5,070	2025
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	4,256	Assets	Properties, plants and equipments	8,816	2025
Celulosa Arauco y Constitución S.A.	Environmental improvement studies	In process	16,822	Expense	Operating costs	-	2025
Celulosa Arauco y Constitución S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	17,365	Expense	Operating costs	-	2025
Arauco do Brasil S.A.	Environmental improvement studies	In process	1,799	Assets	Properties, plants and equipments	270	2025
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	-	Assets	Properties, plants and equipments	553	2025
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	223	Expense	Operating costs	127	2025
Forestal Arauco S.A.	Environmental improvement studies	In process	2,372	Expense	Operating costs	1,881	2025
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	496	Expense	Operating costs	41	2025
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	150	Assets	Properties, plants and equipments	2,500	2025
Arauco Industria de México, S.A. de C.V.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	803	Expense	Operating costs	-	2025
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	3,249	Assets	Properties, plants and equipments	-	2024
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	Finished	368	Assets	Properties, plants and equipments	-	2024
		TOTAL	50,523			20,991